UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22049
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments

Foreign Government Bonds — 28.6%

		Principal
Security		Amount	Value

Australia — 0.2%

Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$165,286
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	166,152

Total Australia			$331,438

Brazil — 2.0%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	306,107	$183,651
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,890,000	4,005,137

Total Brazil			$4,188,788

Canada — 3.4%

Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$138,464
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,088,709
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	723,704
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	3,439,000	3,513,421
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	531,371

Total Canada			$6,995,669

Chile — 2.8%

Government of Chile, 2.10%, 9/1/15(1)	CLP	1,193,614,920	$2,415,587
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	84,336
Government of Chile, 6.00%, 3/1/18	CLP	1,570,000,000	3,326,561

Total Chile			$5,826,484

Colombia — 2.4%

Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	$5,003,049

Total Colombia			$5,003,049

Congo — 0.0%(3)

Republic of Congo, 3.00%, 6/30/29	USD	64,600	$44,574

Total Congo			$44,574

Costa Rica — 0.6%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	460,485,935	$723,009
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	255,269,377	469,637

Total Costa Rica			$1,192,646

Czech Republic — 0.7%

Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,464,172

Total Czech Republic			$1,464,172

Denmark — 2.3%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$44,438
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	213,086
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,195,369
Kingdom of Denmark, 6.00%, 11/15/11	DKK	10,960,000	2,041,648
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	219,249

Total Denmark			$4,713,790

Dominican Republic — 1.3%

Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	25,000,000	$642,271
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	20,000,000	524,787
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	58,300,000	1,514,801

Total Dominican Republic			$2,681,859

Indonesia — 0.5%

Indonesia Government, 8.375%, 9/15/26	IDR	8,337,000,000	$1,072,987

Total Indonesia			$1,072,987

Israel — 0.2%

Israel Government Bond, 3.00%, 10/31/19(1)	ILS	340,423	$102,041
Israel Government Bond, 5.00%, 4/30/15(1)	ILS	898,588	281,327

Total Israel			$383,368

Netherlands — 0.6%

Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$567,182
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	326,633
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	302,654

Total Netherlands			$1,196,469

Peru — 1.6%

Republic of Peru, 9.91%, 5/5/15	PEN	7,778,000	$3,388,148

Total Peru			$3,388,148

Philippines — 1.2%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,399,081

Total Philippines			$2,399,081

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
Security		Amount	Value

Poland — 0.2%

Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,112,408	$352,803

Total Poland			$352,803

Serbia — 0.7%

Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,465,929

Total Serbia			$1,465,929

Slovakia — 1.7%

Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,591,144

Total Slovakia			$3,591,144

South Africa — 0.4%

Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$903,590

Total South Africa			$903,590

Sweden — 0.5%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$938,311
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	68,712

Total Sweden			$1,007,023

Taiwan — 1.6%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,246,320

Total Taiwan			$3,246,320

Turkey — 1.6%

Turkey Government Bond, 0.00%, 8/8/12	TRY	612,000	$321,798
Turkey Government Bond, 0.00%, 11/7/12	TRY	5,655,000	2,900,228

Total Turkey			$3,222,026

United Kingdom — 1.0%

United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$429,767
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	548,387
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	372,000	607,581
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	479,390

Total United Kingdom			$2,065,125

Uruguay — 1.1%

Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,056,291
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,793,513	323,803

Total Uruguay			$2,380,094

Total Foreign Government Bonds
(identified cost $57,796,083)			$59,116,576

Collateralized Mortgage Obligations — 0.8%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$449,818	$477,001
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		1,064,842	1,181,207

Total Collateralized Mortgage Obligations
(identified cost $1,575,570)			$1,658,208

Mortgage Pass-Throughs — 6.7%

		Principal
Security		Amount	Value

Federal National Mortgage Association:
2.60%, with maturity at 2035(6)		$1,555,662	$1,625,148
4.299%, with maturity at 2035(6)		1,580,050	1,723,489
6.50%, with various maturities to 2036		3,387,831	3,846,976
7.00%, with maturity at 2033		1,200,708	1,424,253
7.50%, with maturity at 2035		631,763	756,302
8.50%, with maturity at 2032		577,701	705,135

			$10,081,303

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,549,807	$1,847,708
8.00%, with maturity at 2016		538,303	582,201
9.00%, with various maturities to 2024		1,126,458	1,353,145

			$3,783,054

Total Mortgage Pass-Throughs
(identified cost $12,963,500)			$13,864,357

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

Precious Metals — 6.5%

Description		Troy Ounces	Value

Gold(7)		5,149	$8,851,052
Platinum(7)		2,850	4,561,869

Total Precious Metals
(identified cost $12,865,106)			$13,412,921

Short-Term Investments — 53.5%

Foreign Government Securities — 36.9%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 1.1%

Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	4,155	$2,317,579

Total Brazil			$2,317,579

Chile — 0.1%

Banco Central de Chile, 0.00%, 1/18/12	CLP	110,000	$222,517

Total Chile			$222,517

Czech Republic — 1.9%

Czech Republic Ministry of Finance Bill, 0.00%, 4/20/12	CZK	70,000	$3,881,115

Total Czech Republic			$3,881,115

Georgia — 1.5%

Bank of Georgia Promissory Note, 13.00%, 6/4/12(8)	GEL	3,254	$2,012,673
Bank of Georgia Promissory Note, 4.00%, 9/20/12(8)	AZN	866	1,105,300

Total Georgia			$3,117,973

Hong Kong — 2.5%

Hong Kong Treasury Bill, 0.00%, 11/9/11	HKD	40,000	$5,149,139

Total Hong Kong			$5,149,139

Iceland — 0.0%(3)

Iceland Treasury Bill, 0.00%, 4/16/12	ISK	5,000	$36,546

Total Iceland			$36,546

Indonesia — 0.9%

Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	17,298,000	$1,929,556

Total Indonesia			$1,929,556

Lebanon — 0.0%(3)

Lebanon Treasury Note, 9.06%, 11/10/11	LBP	31,050	$20,652

Total Lebanon			$20,652

Malaysia — 4.5%

Bank Negara Monetary Note, 0.00%, 11/15/11	MYR	13,507	$4,397,901
Bank Negara Monetary Note, 0.00%, 11/17/11	MYR	64	20,835
Bank Negara Monetary Note, 0.00%, 11/24/11	MYR	4,728	1,538,372
Bank Negara Monetary Note, 0.00%, 12/8/11	MYR	10,234	3,326,442

Total Malaysia			$9,283,550

Mauritius — 0.9%

Mauritius Treasury Bill, 0.00%, 7/13/12	MUR	53,500	$1,797,827

Total Mauritius			$1,797,827

Mexico — 4.4%

Mexico Treasury Bill, 0.00%, 11/10/11	MXN	41,831	$3,136,290
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	79,250	5,937,060

Total Mexico			$9,073,350

Philippines — 1.7%

Philippine Treasury Bill, 0.00%, 11/23/11	PHP	35,040	$820,791
Philippine Treasury Bill, 0.00%, 3/21/12	PHP	114,640	2,674,612

Total Philippines			$3,495,403

Romania — 2.7%

Romania Treasury Bill, 0.00%, 2/22/12	RON	5,610	$1,756,126
Romania Treasury Bill, 0.00%, 6/20/12	RON	6,530	2,000,481
Romania Treasury Bill, 0.00%, 7/11/12	RON	6,010	1,833,851

Total Romania			$5,590,458

Serbia — 3.1%

Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,697,944
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	351,800	4,609,484

Total Serbia			$6,307,428

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

South Korea — 4.5%

Korea Monetary Stabilization Bond, 0.00%, 11/15/11	KRW	2,628,820	$2,368,755
Korea Monetary Stabilization Bond, 0.00%, 11/22/11	KRW	4,791,370	4,314,822
Korea Monetary Stabilization Bond, 3.68%, 6/2/12	KRW	2,791,570	2,521,812

Total South Korea			$9,205,389

Sri Lanka — 0.5%

Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	8,460	$74,786
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	7,320	64,620
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	45,600	400,167
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	34,640	299,815
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	17,160	147,726
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	8,120	68,774

Total Sri Lanka			$1,055,888

Thailand — 0.7%

Thailand Government Bond, 5.375%, 11/30/11	THB	47,243	$1,538,607

Total Thailand			$1,538,607

Turkey — 2.0%

Turkey Government Bond, 0.00%, 11/16/11	TRY	7,228	$4,071,129

Total Turkey			$4,071,129

Uruguay — 3.6%

Monetary Regulation Bill, 0.00%, 12/22/11	UYU	7,600	$391,326
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	47,568	2,417,059
Monetary Regulation Bill, 0.00%, 5/18/12	UYU	32,000	1,585,536
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	52,912	2,549,095
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	10,200	486,375

Total Uruguay			$7,429,391

Zambia — 0.3%

Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	1,525,000	$307,406
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	675,000	132,371
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	720,000	140,829

Total Zambia			$580,606

Total Foreign Government Securities
(identified cost $76,973,408)			$76,104,103

U.S. Treasury Obligations — 5.3%

		Principal
		Amount
Security		(000s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/17/11(9)		$11,000	$10,999,934

Total U.S. Treasury Obligations
(identified cost $10,999,925)			$10,999,934

Other Securities — 11.3%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(10)		$23,403	$23,402,689

Total Other Securities
(identified cost $23,402,689)			$23,402,689

Total Short-Term Investments
(identified cost $111,376,022)			$110,506,726

Total Investments — 96.1%
(identified cost $196,576,281)			$198,558,788

Other Assets, Less Liabilities — 3.9%			$8,097,093

Net Assets — 100.0%			$206,655,881

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	- Australian Dollar
AZN	- Azerbaijani Manat
BRL	- Brazilian Real
CAD	- Canadian Dollar
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
CZK	- Czech Koruna
DKK	- Danish Krone
DOP	- Dominican Peso
EUR	- Euro
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
LBP	- Lebanese Pound

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

LKR	- Sri Lankan Rupee
MUR	- Mauritian Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
UYU	- Uruguayan Peso
ZMK	- Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $6,995,669 or 3.4% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2011.

(7)	Non-income producing security.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011.

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $160,308,486)	$161,743,178
Affiliated investment, at value (identified cost, $23,402,689)	23,402,689
Precious metals, at value (identified cost, $12,865,106)	13,412,921

Total Investments, at value (identified cost, $196,576,281)	$198,558,788

Cash	$584,155
Foreign currency — Yuan Renminbi, at value (identified cost, $7,194,633)	7,349,183
Foreign currency — other, at value (identified cost, $684,521)	687,647
Interest receivable	1,244,949
Interest receivable from affiliated investment	1,572
Receivable for open forward foreign currency exchange contracts	1,278,625
Receivable for closed forward foreign currency exchange contracts	176,070
Receivable for open swap contracts	305,976
Receivable for closed swap contracts	28,333
Receivable for closed options	43,802
Premium paid on open swap contracts	174,455
Tax reclaims receivable	2,826

Total assets	$210,436,381

Liabilities

Payable for investments purchased	$1,786,914
Payable for variation margin on open financial futures contracts	74,644
Payable for open forward foreign currency exchange contracts	1,607,372
Payable for open swap contracts	30,902
Payable to affiliates:
Investment adviser fee	107,044
Trustees’ fees	557
Accrued expenses	173,067

Total liabilities	$3,780,500

Net Assets applicable to investors’ interest in Portfolio	$206,655,881

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$204,596,381
Net unrealized appreciation	2,059,500

Total	$206,655,881

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Consolidated Statement of Operations

Year Ended
Investment Income	October 31, 2011

Interest (net of foreign taxes, $132,868)	$6,997,092
Interest allocated from affiliated investment	24,654
Expenses allocated from affiliated investment	(2,370)

Total investment income	$7,019,376

Expenses

Investment adviser fee	$1,176,997
Trustees’ fees and expenses	6,452
Custodian fee	396,243
Legal and accounting services	138,244
Miscellaneous	12,271

Total expenses	$1,730,207

Deduct —
Reduction of custodian fee	$1,273

Total expense reductions	$1,273

Net expenses	$1,728,934

Net investment income	$5,290,442

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including $2,990,430 from precious metals)	$9,056,025
Investment transactions allocated from affiliated investment	854
Financial futures contracts	(783,134)
Swap contracts	(26,245)
Foreign currency and forward foreign currency exchange contract transactions	(717,983)

Net realized gain	$7,529,517

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $661,494 from precious metals)	$(6,539,033)
Financial futures contracts	(17,118)
Swap contracts	357,718
Foreign currency and forward foreign currency exchange contracts	106,645

Net change in unrealized appreciation (depreciation)	$(6,091,788)

Net realized and unrealized gain	$1,437,729

Net increase in net assets from operations	$6,728,171

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$5,290,442	$2,790,415
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	7,529,517	(1,113,484)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(6,091,788)	4,778,202

Net increase in net assets from operations	$6,728,171	$6,455,133

Capital transactions —
Contributions	$35,325,507	$95,656,439
Withdrawals	(4,103,246)	(2,987,484)

Net increase in net assets from capital transactions	$31,222,261	$92,668,955

Net increase in net assets	$37,950,432	$99,124,088

Net Assets

At beginning of year	$168,705,449	$69,581,361

At end of year	$206,655,881	$168,705,449

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Consolidated Supplementary Data

	Year Ended October 31,
					Period Ended
Ratios/Supplemental Data	2011	2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.92%	0.96%	0.90%	1.01%	1.35	%(3)
Net investment income	2.81%	2.51%	3.34%	4.01%	3.75	%(3)
Portfolio Turnover	31%	45%	28%	14%	2	%(4)

Total Return	4.05%	1.85%	20.91%	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$206,656	$168,705	$69,581	$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements

1 Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2011, Eaton Vance Diversified Currency Income Fund (formerly, Eaton Vance International Multi-Market Local Income Fund and Eaton Vance International Income Fund), Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 16.2%, 13.2% and 70.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2011 were $13,959,372 or 6.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30 year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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Notes to Consolidated Financial Statements — continued

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as

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Notes to Consolidated Financial Statements — continued

realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase

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Notes to Consolidated Financial Statements — continued

agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2011, the Portfolio’s investment adviser fee totaled $1,176,997 or 0.625% of the Portfolio’s consolidated average daily net assets.

During the year ended October 31, 2011, BMR reimbursed the Portfolio $109 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$33,499,409	$16,404,201
U.S. Government and Agency Securities	—	8,202,665

	$33,499,409	$24,606,866

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$197,110,081

Gross unrealized appreciation	$4,648,579
Gross unrealized depreciation	(3,199,872)

Net unrealized appreciation	$1,448,707

The net unrealized appreciation on swaps, financial futures, foreign currency and forward foreign currency exchange contracts at October 31, 2011 on a federal income tax basis was $22,281.

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Notes to Consolidated Financial Statements — continued

A summary of obligations under these financial instruments at October 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/4/11	Kenyan Shilling 119,970,000	United States Dollar 1,235,530	Standard Bank	$27,993
11/23/11	Euro 23,974,144	United States Dollar 33,264,844	Nomura International PLC	98,870
12/20/11	Norwegian Krone 4,000,000	Euro 501,281	Citigroup Global Markets	(23,184)
1/17/12	Israeli Shekel 1,310,234	United States Dollar 353,496	JPMorgan Chase Bank	(7,126)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	Deutsche Bank	(389,839)
2/10/12	New Taiwan Dollar 97,200,000	United States Dollar 3,403,361	Deutsche Bank	146,813
2/22/12	Euro 1,197,183	United States Dollar 1,637,181	Goldman Sachs, Inc.	(18,412)
3/16/12	Sri Lankan Rupee 8,460,000	United States Dollar 74,801	Standard Chartered Bank	(288)
3/23/12	Sri Lankan Rupee 7,320,000	United States Dollar 64,922	HSBC Bank USA	19
4/3/12	Brazilian Real 3,348,000	United States Dollar 1,989,305	Deutsche Bank	97,566
4/3/12	Brazilian Real 3,347,000	United States Dollar 1,989,893	Nomura International PLC	98,719
4/3/12	Brazilian Real 587,300	United States Dollar 353,902	Standard Bank	22,056
4/3/12	Brazilian Real 4,144,000	United States Dollar 2,469,607	Standard Chartered Bank	128,099

				$181,286

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/1/11	New Turkish Lira 3,237,340	United States Dollar 1,852,911	BNP Paribas SA	$(22,251)
11/1/11	Uganda Schilling 802,535,600	United States Dollar 305,919	Citigroup Global Markets	4,540
11/1/11	Uganda Schilling 426,995,000	United States Dollar 155,527	Standard Chartered Bank	9,655
11/1/11	Uganda Schilling 310,000,700	United States Dollar 118,502	Standard Chartered Bank	1,421
11/2/11	New Turkish Lira 899,343	United States Dollar 511,652	Credit Suisse	(3,203)
11/4/11	Kenyan Shilling 119,970,000	United States Dollar 1,451,718	Citigroup Global Markets	(244,180)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/8/11	Indonesian Rupiah 7,035,176,000	United States Dollar 826,210	Bank of America	$(31,849)
11/8/11	Indonesian Rupiah 6,336,881,000	United States Dollar 743,853	Barclays Bank PLC	(28,338)
11/8/11	Indonesian Rupiah 6,336,881,000	United States Dollar 743,984	BNP Paribas SA	(28,469)
11/8/11	Indonesian Rupiah 7,040,256,000	United States Dollar 826,806	Citigroup Global Markets	(31,872)
11/8/11	Indonesian Rupiah 7,035,176,000	United States Dollar 826,210	Credit Suisse	(31,849)
11/8/11	Indonesian Rupiah 21,574,000,000	United States Dollar 2,428,137	Standard Chartered Bank	7,841
11/9/11	Ghanaian Cedi 878,000	United States Dollar 565,175	Citigroup Global Markets	(16,098)
11/9/11	Ghanaian Cedi 2,205,000	United States Dollar 1,402,226	JPMorgan Chase Bank	(23,278)
11/9/11	Hungarian Forint 734,356,697	United States Dollar 3,454,821	Nomura International PLC	(125,832)
11/14/11	Singapore Dollar 10,887,844	United States Dollar 8,826,789	Barclays Bank PLC	(149,861)
11/14/11	Swedish Krona 29,000,000	Euro 3,171,721	Goldman Sachs, Inc.	58,549
11/16/11	Moroccan Dirham 13,584,422	Euro 1,194,235	JPMorgan Chase Bank	16,326
11/16/11	New Zealand Dollar 2,375,060	United States Dollar 1,962,393	Standard Chartered Bank	(43,505)
11/16/11	Russian Ruble 53,270,000	United States Dollar 1,736,310	HSBC Bank USA	15,645
11/17/11	Australian Dollar 1,651,466	United States Dollar 1,677,279	Citigroup Global Markets	60,024
11/21/11	Czech Koruna 73,500,000	Euro 3,001,384	JPMorgan Chase Bank	(62,550)
11/21/11	Swiss Franc 1,572,225	Euro 1,308,261	HSBC Bank USA	(18,305)
12/8/11	Russian Ruble 43,630,000	United States Dollar 1,352,135	HSBC Bank USA	77,824
12/20/11	Norwegian Krone 29,404,281	Euro 3,667,165	HSBC Bank USA	195,023
1/3/12	Polish Zloty 15,657,744	Euro 3,515,750	State Street Bank and Trust Co.	28,203
1/11/12	Indian Rupee 93,880,000	United States Dollar 1,879,950	Barclays Bank PLC	22,637
1/11/12	Indian Rupee 103,720,000	United States Dollar 2,278,694	BNP Paribas SA	(176,688)
1/11/12	Indian Rupee 25,170,000	United States Dollar 495,892	Credit Suisse	14,207
1/11/12	Indian Rupee 217,990,000	United States Dollar 4,530,133	Credit Suisse	(112,312)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	Barclays Bank PLC	$(355)
1/25/12	Zambian Kwacha 5,373,644,911	United States Dollar 1,035,384	Standard Chartered Bank	17,855
3/12/12	Swedish Krona 7,511,348	United States Dollar 1,159,000	Goldman Sachs, Inc.	(14,000)
3/20/12	Swedish Krona 17,173,288	Euro 1,862,087	State Street Bank and Trust Co.	41,791
4/24/12	Uganda Schilling 422,110,000	United States Dollar 136,121	Citigroup Global Markets	14,464
4/24/12	Uganda Schilling 381,030,000	United States Dollar 121,891	Standard Chartered Bank	14,039
4/26/12	Uganda Schilling 665,132,000	United States Dollar 218,076	Barclays Bank PLC	19,070
4/26/12	Uganda Schilling 391,971,000	United States Dollar 128,305	Citigroup Global Markets	11,448
6/15/12	Yuan Renminbi 3,397,000	United States Dollar 528,223	Goldman Sachs, Inc.	2,547
7/25/12	Uganda Schilling 408,500,000	United States Dollar 125,276	Standard Chartered Bank	15,350
10/25/12	Uganda Schilling 354,530,000	United States Dollar 104,403	Standard Chartered Bank	8,933
10/29/12	Uganda Schilling 627,024,000	United States Dollar 201,001	Citigroup Global Markets	(1,207)
10/29/12	Uganda Schilling 631,103,000	United States Dollar 199,997	Standard Chartered Bank	1,098
10/31/12	Uganda Schilling 476,329,900	United States Dollar 154,052	Standard Bank	(2,521)

				$(510,033)

Futures Contracts
					Net Unrealized
Expiration					Appreciation
Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

12/11	7 U.S. 5-Year Treasury Note	Short	$(857,547)	$(858,266)	$(719)
12/11	33 U.S. 10-Year Treasury Note	Short	(4,272,469)	(4,259,063)	13,406
12/11	18 U.S. 30-Year Treasury Bond	Short	(2,466,819)	(2,502,562)	(35,743)

					$(23,056)

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Notes to Consolidated Financial Statements — continued

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS 380	Receives	3-month ILS TELBOR	4.20%	11/19/14	$(7,317)
Bank of America	ILS 400	Receives	3-month ILS TELBOR	4.54	1/6/15	(9,062)
Barclays Bank PLC	ILS 178	Receives	3-month ILS TELBOR	5.15	3/5/20	(4,541)
Barclays Bank PLC	ILS 181	Receives	3-month ILS TELBOR	5.16	3/8/20	(4,647)
Citibank NA	CZK 70,200	Pays	6-month CZK PRIBOR	2.57	4/18/14	157,223

						$131,656

CZK - Czech Koruna
ILS - Israeli Shekel

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$1,514	$—	$1,514
Austria	Barclays Bank PLC	100	1.42		3/20/14	(1,476)	—	(1,476)
Egypt	Bank of America	100	1.00	(1)	6/20/15	9,403	(4,507)	4,896
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	11,043	(4,787)	6,256
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	11,043	(5,029)	6,014
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	14,104	(5,932)	8,172
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	4,701	(2,297)	2,404
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	11,043	(4,817)	6,226
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	7,738	(4,830)	2,908
Lebanon	Citigroup Global Markets	150	3.30		9/20/14	793	—	793
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	15,476	(9,806)	5,670
Lebanon	Citigroup Global Markets	100	1.00	(1)	3/20/15	8,484	(4,258)	4,226
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,484	(4,777)	3,707
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,484	(4,805)	3,679
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,484	(4,436)	4,048
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	497	(1,416)	(919)
Philippines	Deutsche Bank	100	1.00	(1)	3/20/15	689	(2,136)	(1,447)
Philippines	JPMorgan Chase Bank	71	1.00	%(1)	3/20/15	490	(1,396)	(906)
South Africa	Bank of America	200	1.00	(1)	12/20/19	11,167	(7,549)	3,618
South Africa	Barclays Bank PLC	200	1.00	(1)	12/20/19	11,168	(8,727)	2,441
South Africa	Citigroup Global Markets	100	1.00	(1)	12/20/19	5,584	(4,960)	624
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	5,812	(4,471)	1,341
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,584	(5,172)	412
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,812	(3,610)	2,202
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,812	(3,739)	2,073
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,812	(5,167)	645
Spain	Barclays Bank PLC	100	1.00	(1)	3/20/20	14,533	(1,006)	13,527
Thailand	Barclays Bank PLC	200	0.97		9/20/19	10,912	—	10,912
Thailand	Citigroup Global Markets	200	0.86		12/20/14	1,901	—	1,901
Thailand	Citigroup Global Markets	100	0.95		9/20/19	5,596	—	5,596

International Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	Received (Paid)	(Depreciation)

Thailand	JPMorgan Chase Bank	$100	0.87%		12/20/14	$919	$—	$919
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	5,849	(6,436)	(587)
Banco de Sabadell, S.A.	JPMorgan Chase Bank	70	3.00	(1)	3/20/15	17,339	(310)	17,029
Citibank Corp.	Bank of America	420	1.00	(1)	9/20/20	31,310	(23,620)	7,690
Citibank Corp.	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	31,310	(25,000)	6,310
Erste Group Bank AG	Barclays Bank PLC	70	1.00	(1)	3/20/15	7,736	(3,363)	4,373
ING Verzekeringen N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	4,493	(1,513)	2,980
Rabobank Nederland N.V.	JPMorgan Chase Bank	70	1.00	(1)	3/20/15	1,295	(44)	1,251
Raiffeisen Zentralbank	Barclays Bank PLC	70	1.00	(1)	3/20/15	6,935	(4,539)	2,396

						$317,873	$(174,455)	$143,418

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2011, the amount of derivatives with credit-related contingent features in a net liability position was $1,638,274. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $889,995 at October 31, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,584,601 with the highest amount from any one counterparty being $288,511. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $935,935 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

International Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2011 was as follows:

	Fair Value
		Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Exchange	Rate

Net unrealized appreciation*	$—	$—	$13,406
Receivable for open forward foreign currency exchange contracts	—	1,278,625	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	319,349	—	157,223

Total Asset Derivatives	$319,349	$1,278,625	$170,629

Net unrealized appreciation*	$—	$—	$(36,462)
Payable for open forward foreign currency exchange contracts	—	(1,607,372)	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(1,476)	—	(25,567)

Total Liability Derivatives	$(1,476)	$(1,607,372)	$(62,029)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2011 was as follows:

		Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Exchange	Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$(783,134)
Swap contracts	(41,867)	—	15,622
Foreign currency and forward foreign currency exchange contract transactions	—	(781,723)	—

Total	$(41,867)	$(781,723)	$(767,512)

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(17,118)
Swap contracts	205,674	—	152,044
Foreign currency and forward foreign currency exchange contracts	—	11,143	—

Total	$205,674	$11,143	$134,926

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of these derivative types, were approximately $4,985,000, $121,440,000 and $10,286,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2011.

International Income Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

7 Risks Associated with Foreign Investments and Currencies

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities and currencies also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$59,116,576	$—	$59,116,576
Collateralized Mortgage Obligations	—	1,658,208	—	1,658,208
Mortgage Pass-Throughs	—	13,864,357	—	13,864,357
Precious Metals	13,412,921	—	—	13,412,921
Short-Term Investments —
Foreign Government Securities	—	76,104,103	—	76,104,103
U.S. Treasury Obligations	—	10,999,934	—	10,999,934
Other Securities	—	23,402,689	—	23,402,689

Total Investments	$13,412,921	$185,145,867	$—	$198,558,788

Forward Foreign Currency Exchange Contracts	$—	$1,278,625	$—	$1,278,625
Futures Contracts	13,406	—	—	13,406
Swap Contracts	—	476,572	—	476,572

Total	$13,426,327	$186,901,064	$—	$200,327,391

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,607,372)	$—	$(1,607,372)
Futures Contracts	(36,462)	—	—	(36,462)
Swap Contracts	—	(27,043)	—	(27,043)

Total	$(36,462)	$(1,634,415)	$—	$(1,670,877)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

International Income Portfolio

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of International Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2011, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the four years in the period then ended and the period from the start of business, June 27, 2007, to October 31, 2007. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of International Income Portfolio and subsidiary as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended and the period from the start of business, June 27, 2007, to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2011

Eaton Vance
Diversified Currency Income Fund

October 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Diversified Currency Income Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2007	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001- 2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007 and Trustee of the Trust since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Mark S. Venezia 1949	President of the Portfolio	Since 2007	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Diversified Currency Income Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2007	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Diversified Currency Income Fund

October 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance
Diversified Currency Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042-12/11	INTLISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/10	10/31/11

Audit Fees	$54,860	$55,310

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$16,060	$22,720

All Other Fees(3)	$900	$900

Total	$71,820	$78,930

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11

Registrant	$16,960	$23,620

Eaton Vance(1)	$278,901	$226,431

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	December 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	December 21, 2011

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	December 21, 2011